Document and Entity Information	Oct. 21, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2019
Entity Registrant Name	IBM CREDIT LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55786
Entity Tax Identification Number	22-2351962
Entity Address, Address Line One	One North Castle Drive
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	765-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Entity Central Index Key	0001225307
Amendment Flag	false